Shareholder Fees - FidelitySustainableMulti-AssetFund-RetailPRO	Nov. 29, 2022 USD ($)
FidelitySustainableMulti-AssetFund-RetailPRO | Fidelity Sustainable Multi-Asset Fund
Shareholder Fees:
(fees paid directly from your investment)	none